QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
John H. Lively
PractusTM, LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code

Date of fiscal year end: last day of February

Date of reporting period: 11/30/2018

ITEM 1. SCHEDULE OF INVESTMENTS

DGHM MicroCap Value Fund
Schedule of Investments
November 30, 2018 (unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.02%

BANKS - 15.36%
BankFinancial Corp.	26,424	$394,510
Capital City Bank Group, Inc.	15,446	415,806
Central Valley Community Bancorp	23,276	473,667
Community Trust Bancorp, Inc.	10,956	506,277
First Bancorp	14,121	565,122
First Community Bancshares, Inc.	23,252	808,472
HomeTrust Bancshares Inc.	20,339	528,611
National Bankshares, Inc.	13,530	585,714
Northrim BanCorp, Inc.	13,949	508,720
Sandy Spring Bancorp, Inc.	16,047	578,013
Territorial Bancorp Inc.	18,286	509,265

		5,874,177

CAPITAL GOODS - 14.03%
Continental Building Products, Inc.	18,084	516,841
Ducommun Inc.	20,917	820,574
Fly Leasing Ltd. ADR	64,838	788,430
Hurco Companies, Inc.	11,884	454,088
Kimball Electronics, Inc.	29,384	518,334
Preformed Line Products Co.	9,529	611,381
Sterling Construction Co., Inc.	69,850	898,969
Transcat, Inc.*	36,514	756,935

		5,365,552

COMMERCIAL & PROFESSIONAL SERVICES - 3.89%
CBIZ, Inc.	35,143	741,166
SP Plus Corp.	24,645	746,990

		1,488,156

CONSUMER DISCRETIONARY - 4.57%
Gray Television, Inc.	51,969	960,907
William Lyon Homes “A”	63,197	785,539

		1,746,446

CONSUMER DURABLES & APPAREL - 6.37%
MasterCraft Boat Holdings, Inc.	31,813	824,275
Movado Group, Inc.	8,548	321,747
Rocky Brands, Inc.	17,299	447,871
Vera Bradley, Inc.	37,841	417,008
Zagg Inc.	42,158	423,688

		2,434,589

CONSUMER SERVICES - 4.39%
Ark Restaurants Corp.	31,947	703,792
The Marcus Corp.	22,940	974,032

		1,677,824

DIVERSIFIED FINANCIALS - 1.64%
Greenhill & Co., Inc.	26,612	626,180

ENERGY - 3.43%
Newpark Resources, Inc.	98,593	758,180
Nine Energy Service, Inc.	19,629	553,145

		1,311,325

FINANCIALS - 7.55%
EMC Insurance Group, Inc.	32,348	1,034,489
Employers Holdings, Inc.	18,724	841,644
South State Corp.	7,659	555,737
Western New England Bancorp, Inc.	45,734	454,139

		2,886,009

HEALTHCARE - 3.18%
Computer Programs & Systems, Inc.	21,802	581,677
Invacare Corp.	16,663	91,646
RadNet, Inc.	42,076	542,360

		1,215,683

INDUSTRIAL - 1.18%
Commercial Vehicle Group, Inc.	64,567	450,678

MATERIALS - 8.03%
Foundation Building Materials, Inc.	72,292	707,016
Innophos Holdings, Inc.	14,750	409,165
Neenah Paper, Inc.	6,716	462,598
Orion Engineered Carbons, S.A.	31,916	833,646
United States Lime & Minerals, Inc.	8,833	659,648

		3,072,073

REAL ESTATE INVESTMENT TRUSTS - 9.56%
CatchMark Timber Trust, Inc.	75,795	628,341
City Office REIT, Inc.	77,609	849,042
Hersha Hospitality Trust	37,918	724,234
Independence Realty Trust, Inc.	67,153	678,245
iStar, Inc.	72,418	773,424

		3,653,286

SEMICONDUCTORS - 2.85%
Kulicke and Soffa Industries, Inc.	27,915	602,964
Rudolph Technologies, Inc.	22,860	485,089

		1,088,053

SOFTWARE & SERVICES - 1.16%
American Software, Inc. Class A	42,698	444,059

TRANSPORTATION - 2.18%
Marten Transport, Ltd.	42,804	833,822

UTILITIES - 4.65%
Artesian Resources Corp. Class A	14,716	535,074
RGC Resources, Inc.	21,241	586,039
Unitil Corp.	12,942	656,159

		1,777,272

TOTAL COMMON STOCKS - 94.02%		35,945,184

PREFERRED STOCK - 1.43%

FINANCIAL - 1.43%
Steel Partners Holdings LP, Series A, 6.00%, 2/7/2026	25,833	546,110

TOTAL PREFERRED STOCKS - 1.43%		546,110

TOTAL LONG POSITIONS - 95.45%		36,491,294

SHORT TERM INVESTMENTS - 3.78%
Federated Treasury Obligation Fund 2.13*	1,444,642	1,444,642

TOTAL INVESTMENTS - 99.23%		$37,935,936
Other assets, net of liabilities - 0.77%		294,438

NET ASSETS - 100.00%		$38,230,374

*Effective 7 day yield as of November 30, 2018

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2018:

	Level 1	Level 2	Level 3

		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Common Stocks	$35,945,184	$-	$-	$35,945,184
Preferred Stocks	546,110	-	-	546,110
Short Term Investments	1,444,642	-	-	1,444,642

	$37,935,936	$-	$-	$37,935,936

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended November 30, 2018.

At November 30, 2018 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $36,383,305 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,755,523
Gross unrealized depreciation	(3,202,892)

Net unrealized appreciation	$1,552,631

DGHM V2000 SmallCap Value Fund
Schedule of Investments
November 30, 2018 (unaudited)

	Shares	Fair Value

COMMON STOCKS - 93.54%

BANKS - 18.43%
Associated Banc-Corp.	41,252	$955,809
Community Trust Bancorp, Inc.	22,911	1,058,717
First Horizon National Corp.	60,029	989,878
Fulton Financial Corp.	56,371	981,419
Greenhill & Co., Inc.	32,422	762,890
Hancock Whitney Corp.	17,333	697,133
Old National Bancorp	42,156	789,582
Provident Financial Services	42,557	1,092,864
Sandy Spring Bancorp, Inc.	27,019	973,224
Washington Federal, Inc.	27,015	778,302
WesBanco, Inc.	12,657	550,326

		9,630,144

COMMERCIAL SERVICES - 1.69%
ServiceMaster Global Holdings, Inc.	20,002	885,489

HEALTHCARE - 5.39%
Allscripts Healthcare Solutions, Inc.	99,022	1,011,015
Ensign Group Inc.	20,912	948,777
Invacare Corp.	17,637	97,004
Prestige Consumer Healthcare Inc.	19,496	756,835

		2,813,631

INDUSTRIAL - 8.16%
ACCO Brands Corp.	8,838	71,765
ASGN Inc.	14,943	1,034,803
Atkore International Group Inc.	27,931	570,351
Gibraltar Industries, Inc.	22,294	806,151
The Greenbrier Companies, Inc.	24,295	1,188,268
Kennametal Inc.	14,171	592,631

		4,263,969

INFORMATION TECHNOLOGY - 1.97%
Ciena Corp.	31,470	1,026,551

INSURANCE - 6.42%
CNO Financial Group, Inc.	40,268	736,904
FBL Financial Group, Inc.	11,237	790,298
Horace Mann Educators Corp.	21,174	852,889
Radian Group Inc.	52,877	972,937

		3,353,028

INVESTMENT SERVICES - 1.94%
Kennedy-Wilson Holdings Inc.	51,693	1,012,666

MATERIALS - 1.57%
PolyOne Corp.	24,455	822,177

MEDIA - 4.52%
Cable One, Inc.	1,119	1,006,306
Nexstar Media Group, Inc.	16,414	1,356,453

		2,362,759

MISCELLANEOUS MANUFACTURING - 11.49%
Continental Building Products, Inc.	24,815	709,213
Global Brass & Copper Holdings, Inc.	20,652	668,505
Kaiser Aluminum Corp.	9,255	904,491
Mueller Industries, Inc.	18,194	433,381
Orion Engineered Carbons SA	40,270	1,051,852
Rambus, Inc.	64,836	565,370
Teradyne, Inc.	27,450	979,691
TTM Technologies	58,000	689,620

		6,002,123

OIL & GAS SERVICES - 4.99%
C&J Energy Services, Inc.	39,952	686,375
CNX Resources Corp.	43,683	604,573
Dril-Quip, Inc.	14,249	559,416
WPX Energy Inc.	54,131	755,127

		2,605,491

REAL ESTATE INVESTMENT TRUSTS - 9.04%
Brandywine Realty Trust	81,318	1,160,408
Cousins Properties Inc.	128,963	1,089,737
Hersha Hospitality Trust Class A	58,282	1,113,186
Kite Realty Group	33,439	552,078
STAG Industrial, Inc.	30,137	807,370

		4,722,779

RETAIL - 5.48%
American Eagle Outfitters, Inc.	47,783	1,000,098
Caleres, Inc.	25,620	774,493
Sleep Number Corp.	28,361	1,087,361

		2,861,952

TRANSPORTATION - 4.51%
Forward Air Corp.	18,650	1,217,472
Moog Inc.	13,024	1,138,949

		2,356,421

UTILITIES - 7.94%
El Paso Electric Co.	21,299	1,178,900
NorthWestern Corp.	14,854	950,062
Portland General Electric Co.	19,630	945,185
Quanta Services, Inc.	30,538	1,071,884

		4,146,031

TOTAL COMMON STOCKS - 93.54%		48,865,211

SHORT TERM INVESTMENTS - 5.32%

Federated Treasury Obligation Fund 2.13%*	2,776,515	2,776,515

TOTAL INVESTMENTS - 98.86%		$51,641,726
Other assets, net of liabilities - 1.14%		597,931

NET ASSETS - 100.00%		$52,239,657

*Effective 7 day yield as of November 30, 2018

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2018:

	Level 1	Level 2	Level 3

		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Common Stocks	$48,865,211	$–	$–	$48,865,211
Short Term Investments	2,776,515	–	–	2,776,515

	$51,641,726	$–	$–	$51,641,726

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended November 30, 2018.

At November 30, 2018 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $46,977,492 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$7,604,465
Gross unrealized depreciation	(2,940,231)

Net unrealized appreciation	$4,664,234

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1 Certification of Principal Executive Officer

99.2 Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By: /s/ David A. Bogaert
David A. Bogaert
Principal Executive Officer
Date: January 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David A. Bogaert
David A. Bogaert
Principal Executive Officer
Date: January 25, 2019

By: /s/ Karen Shupe
Karen Shupe
Principal Financial Officer
Date: January 25, 2019